Prepayment and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayment and other current assets, net
Summary of prepayments and other current assets

	December 31, 2021	December 31, 2022
	RMB	RMB
Deductible VAT	1,211	1,625
Deposits	7,640	7,984
Receivables due from third-party online payment platforms	6,533	1,197
Staff advances	1,306	1,336
Prepaid promotion expenses	49,614	40,295
Receivable from borrowers for the guarantee payment to commercial bank	10,208	14,857
Others	6,646	11,295
Less: provisions for prepayment and other current assets	(22,698)	(31,733)
Total prepayment and other current assets, net	60,460	46,856